Portfolio of Investments

Touchstone Dynamic Equity Fund – March 31, 2020 (Unaudited)

	Shares	Market Value
Common Stocks †† — 116.9%
Information Technology — 26.2%
Adobe, Inc.*	898	$285,780
Advanced Micro Devices, Inc.*	1,955	88,913
Amphenol Corp. - Class A	969	70,621
Analog Devices, Inc.	831	74,499
Apple, Inc.	5,027	1,278,316
Autodesk, Inc.*	459	71,650
Automatic Data Processing, Inc.	897	122,602
Broadridge Financial Solutions, Inc.	760	72,071
CDW Corp.	359	33,484
Cisco Systems, Inc.	7,964	313,065
Cognex Corp.	340	14,355
Corning, Inc.	3,355	68,912
Dolby Laboratories, Inc. - Class A	254	13,769
EPAM Systems, Inc.*	625	116,038
Fidelity National Information Services, Inc.	643	78,214
Fiserv, Inc.*	1,732	164,523
FleetCor Technologies, Inc.*	15	2,798
Fortinet, Inc.*	1,483	150,035
Global Payments, Inc.	2,071	298,700
Intel Corp.	5,039	272,711
Intuit, Inc.	190	43,700
Jack Henry & Associates, Inc.	663	102,924
Mastercard, Inc. - Class A	2,303	556,313
Micron Technology, Inc.*	1,431	60,188
Microsoft Corp.	8,582	1,353,467
Monolithic Power Systems, Inc.	860	144,016
NVIDIA Corp.	1,510	398,036
Paychex, Inc.	417	26,238
Paycom Software, Inc.*	231	46,664
Paylocity Holding Corp.*	367	32,413
PayPal Holdings, Inc.*	2,296	219,819
Pegasystems, Inc.	495	35,259
salesforce.com, Inc.*	716	103,090
Switch, Inc. - Class A	4,338	62,597
Teradata Corp.*	1,469	30,100
Texas Instruments, Inc.	324	32,377
Ubiquiti, Inc.	349	49,411
Universal Display Corp.	593	78,146
VeriSign, Inc.*	395	71,136
Visa, Inc. - Class A	150	24,168

		7,061,118

Health Care — 14.6%
AbbVie, Inc.	663	50,514
Agilent Technologies, Inc.	740	52,999
Amgen, Inc.	605	122,652
Anthem, Inc.	292	66,296
Bio-Rad Laboratories, Inc. - Class A*	538	188,601
Boston Scientific Corp.*	3,146	102,654
Bristol-Myers Squibb Co.	3,876	216,048
Charles River Laboratories International, Inc.*	228	28,776
Chemed Corp.	443	191,908
Cigna Corp.	1,254	222,184
CVS Health Corp.	1,063	63,068
Eli Lilly & Co.	195	27,050
Guardant Health, Inc.*	1,327	92,359
Insulet Corp.*	55	9,112
IQVIA Holdings, Inc.*	971	104,732
Johnson & Johnson	4,616	605,296
Masimo Corp.*	803	142,227
Medtronic PLC	1,172	105,691

	Shares	Market Value
Health Care — (Continued)
Merck & Co., Inc.	1,513	$116,410
Mylan NV*	278	4,145
PerkinElmer, Inc.	178	13,400
Pfizer, Inc.	6,554	213,922
ResMed, Inc.	1,210	178,221
Seattle Genetics, Inc.*	227	26,191
Stryker Corp.	838	139,519
Thermo Fisher Scientific, Inc.	231	65,512
UnitedHealth Group, Inc.	1,484	370,080
Vertex Pharmaceuticals, Inc.*	915	217,724
Zoetis, Inc.	1,530	180,066

		3,917,357

Financials — 14.2%
Alleghany Corp.	187	103,289
Allstate Corp. (The)	60	5,504
American Financial Group, Inc.	85	5,957
Aon PLC	399	65,851
Arch Capital Group Ltd.*	159	4,525
Arthur J Gallagher & Co.	1,254	102,214
Assured Guaranty Ltd.	1,211	31,232
Athene Holding Ltd. - Class A*	1,539	38,198
Bank of America Corp.	8,558	181,686
Bank of New York Mellon Corp. (The)	7,066	237,983
Berkshire Hathaway, Inc. - Class B*	553	101,105
BlackRock, Inc.	471	207,226
Capital One Financial Corp.	1,932	97,411
Citigroup, Inc.	657	27,673
Citizens Financial Group, Inc.	7,293	137,181
CME Group, Inc.	544	94,063
Comerica, Inc.	2,638	77,399
Commerce Bancshares, Inc.	123	6,193
Discover Financial Services	1,356	48,368
Fifth Third Bancorp	5,220	77,517
First Republic Bank	786	64,672
FNB Corp.	19,496	143,685
Globe Life, Inc.	2,174	156,463
Intercontinental Exchange, Inc.	1,412	114,019
Jefferies Financial Group, Inc.	5,150	70,401
JPMorgan Chase & Co.	7,569	681,437
LendingTree, Inc.*	38	6,969
Loews Corp.	1,093	38,069
LPL Financial Holdings, Inc.	1,576	85,782
MarketAxess Holdings, Inc.	20	6,652
Moody’s Corp.	14	2,961
Morgan Stanley	1,275	43,350
MSCI, Inc.	750	216,720
Northern Trust Corp.	432	32,599
PNC Financial Services Group, Inc. (The)	731	69,971
Primerica, Inc.	1,148	101,575
Progressive Corp. (The)	1,137	83,956
S&P Global, Inc.	40	9,802
SLM Corp.	1,613	11,597
State Street Corp.	1,224	65,202
Synchrony Financial	146	2,349
TFS Financial Corp.	2,431	37,121
Western Alliance Bancorp	1,947	59,598
Willis Towers Watson PLC	92	15,626
Wintrust Financial Corp.	1,902	62,500

		3,833,651

Consumer Discretionary — 13.1%
Amazon.com, Inc.*	622	1,212,726

1

Touchstone Dynamic Equity Fund (Unaudited) (Continued)

	Shares	Market Value
Common Stocks †† — 116.9% (Continued)
Consumer Discretionary — (Continued)
Bright Horizons Family Solutions, Inc.*	874	$89,148
Brunswick Corp.	64	2,264
Carvana Co.*	1,218	67,100
Chipotle Mexican Grill, Inc.*	43	28,139
Darden Restaurants, Inc.	469	25,542
Dollar General Corp.	357	53,911
Domino’s Pizza, Inc.	78	25,277
DR Horton, Inc.	1,440	48,960
Floor & Decor Holdings, Inc. - Class A*	1,414	45,375
Garmin Ltd.	2,485	186,276
General Motors Co.	802	16,666
Gentex Corp.	1,143	25,329
Hilton Worldwide Holdings, Inc.	449	30,640
Home Depot, Inc. (The)	1,309	244,403
Leggett & Platt, Inc.	1,315	35,084
Lennar Corp. - Class B	379	10,961
Lululemon Athletica, Inc.*	1,395	264,422
MGM Resorts International	2,253	26,585
NIKE, Inc. - Class B	2,699	223,315
NVR, Inc.*	23	59,090
Ollie’s Bargain Outlet Holdings, Inc.*	853	39,528
O’Reilly Automotive, Inc.*	138	41,545
Ross Stores, Inc.	2,499	217,338
Starbucks Corp.	903	59,363
Tesla, Inc.*	124	64,976
TJX Cos., Inc. (The)	6,743	322,383
Tractor Supply Co.	195	16,487
VF Corp.	774	41,858
Wyndham Hotels & Resorts, Inc.	119	3,750

		3,528,441

Communication Services — 9.3%
Activision Blizzard, Inc.	435	25,874
Alphabet, Inc. - Class A*	403	468,266
Alphabet, Inc. - Class C*	380	441,868
Altice USA, Inc. - Class A*	2,302	51,312
AT&T, Inc.	7,234	210,871
Charter Communications, Inc. - Class A*	182	79,408
Comcast Corp. - Class A	3,175	109,157
Facebook, Inc. - Class A*	2,899	483,553
Madison Square Garden Co. (The) - Class A*	651	137,628
Netflix, Inc.*	398	149,449
Verizon Communications, Inc.	4,715	253,337
Walt Disney Co. (The)	935	90,321

		2,501,044

Industrials — 9.0%
Air Lease Corp.	1,073	23,756
Alaska Air Group, Inc.	189	5,381
Allegion PLC	266	24,477
AMETEK, Inc.	166	11,955
Boeing Co. (The)	732	109,170
Carlisle Cos., Inc.	178	22,300
Cintas Corp.	84	14,550
Copart, Inc.*	1,882	128,955
CoStar Group, Inc.*	286	167,942
Crane Co.	752	36,983
CSX Corp.	196	11,231
Donaldson Co., Inc.	1,311	50,644
Emerson Electric Co.	2,345	111,739
Fastenal Co.	1,621	50,656
Graco, Inc.	3,822	186,246

	Shares	Market Value
Industrials — (Continued)
Honeywell International, Inc.	420	$56,192
Huntington Ingalls Industries, Inc.	17	3,098
IDEX Corp.	911	125,818
IHS Markit Ltd.	2,014	120,840
Johnson Controls International PLC	1,383	37,286
L3Harris Technologies, Inc.	240	43,229
Nordson Corp.	724	97,791
Norfolk Southern Corp.	695	101,470
Republic Services, Inc.	854	64,101
Resideo Technologies, Inc.*	3,527	17,071
Rollins, Inc.	2,866	103,577
Schneider National, Inc. - Class B	418	8,084
TransUnion	2,871	190,003
Union Pacific Corp.	1,160	163,606
United Continental Holdings, Inc.*	211	6,657
United Technologies Corp.*	998	94,141
Verisk Analytics, Inc.	515	71,781
Westinghouse Air Brake Technologies Corp.	848	40,814
XPO Logistics, Inc.*	1,547	75,416
Xylem, Inc.	847	55,165

		2,432,125

Consumer Staples — 8.8%
Altria Group, Inc.	2,121	82,019
Archer-Daniels-Midland Co.	3,385	119,084
Bunge Ltd.	368	15,099
Church & Dwight Co., Inc.	678	43,514
Coca-Cola Co. (The)	4,128	182,664
Costco Wholesale Corp.	1,293	368,673
Estee Lauder Cos., Inc. (The) - Class A	1,097	174,796
Hershey Co. (The)	1,541	204,183
Lamb Weston Holdings, Inc.	238	13,590
McCormick & Co., Inc.	816	115,227
Mondelez International, Inc. - Class A	2,921	146,284
Monster Beverage Corp.*	602	33,869
PepsiCo, Inc.	2,867	344,327
Philip Morris International, Inc.	970	70,771
Procter & Gamble Co. (The)	4,131	454,410

		2,368,510

Real Estate — 8.1%
American Homes 4 Rent - Class A REIT	2,769	64,241
American Tower Corp. REIT	1,411	307,245
Americold Realty Trust REIT	2,371	80,709
Apple Hospitality REIT, Inc. REIT	1,416	12,985
Brookfield Property REIT, Inc. - Class A REIT	7,796	66,188
Camden Property Trust REIT	155	12,282
Columbia Property Trust, Inc. REIT	5,647	70,587
Crown Castle International Corp. REIT	1,390	200,716
Douglas Emmett, Inc. REIT	4,010	122,345
Equity Commonwealth REIT	7,204	228,439
Equity LifeStyle Properties, Inc. REIT	2,802	161,059
Essex Property Trust, Inc. REIT	829	182,579
Gaming and Leisure Properties, Inc. REIT	1,384	38,351
Howard Hughes Corp. (The)*	590	29,807
Hudson Pacific Properties, Inc. REIT	6,607	167,553
Medical Properties Trust, Inc. REIT	229	3,959
National Retail Properties, Inc. REIT	2,896	93,222
Retail Properties of America, Inc. - Class A REIT	3,654	18,891
SBA Communications Corp. REIT	624	168,461
STORE Capital Corp. REIT	365	6,614
Sun Communities, Inc. REIT	548	68,418
UDR, Inc. REIT	155	5,664

2

Touchstone Dynamic Equity Fund (Unaudited) (Continued)

	Shares	Market Value
Common Stocks †† — 116.9% (Continued)
Real Estate — (Continued)
VEREIT, Inc. REIT	6,158	$30,113
WP Carey, Inc. REIT	575	33,396

		2,173,824

Utilities — 5.8%
Alliant Energy Corp.	2,705	130,624
American Electric Power Co., Inc.	1,639	131,087
Avangrid, Inc.	673	29,464
DTE Energy Co.	947	89,937
Evergy, Inc.	2,605	143,405
MDU Resources Group, Inc.	4,163	89,505
NextEra Energy, Inc.	3,004	722,822
OGE Energy Corp.	1,566	48,123
Pinnacle West Capital Corp.	1,442	109,289
UGI Corp.	2,236	59,634

		1,553,890

Materials — 5.7%
Air Products & Chemicals, Inc.	509	101,601
AptarGroup, Inc.	267	26,577
Avery Dennison Corp.	1,529	155,759
Ball Corp.	942	60,910
Ecolab, Inc.	553	86,174
FMC Corp.	136	11,110
Graphic Packaging Holding Co.	5,152	62,854
Linde PLC (United Kingdom)	2,217	383,541
Nucor Corp.	748	26,943
PPG Industries, Inc.	287	23,993
Reliance Steel & Aluminum Co.	738	64,641
Royal Gold, Inc.	871	76,395
Southern Copper Corp. (Peru)	99	2,788
Steel Dynamics, Inc.	4,286	96,606
Vulcan Materials Co.	1,553	167,833
Westrock Co.	6,336	179,055

		1,526,780

Energy — 2.1%
Baker Hughes Co.	6,338	66,549
Centennial Resource Development, Inc. - Class A*	18,139	4,771
Chevron Corp.	1,805	130,790
Concho Resources, Inc.	900	38,565
ConocoPhillips	3,645	112,266
Exxon Mobil Corp.	1,346	51,108
Marathon Petroleum Corp.	941	22,226
ONEOK, Inc.	481	10,491
Parsley Energy, Inc. - Class A	5,600	32,088
Patterson-UTI Energy, Inc.	1,189	2,794
PBF Energy, Inc. - Class A	398	2,818
Phillips 66	92	4,936
Pioneer Natural Resources Co.	777	54,507
Schlumberger Ltd.	221	2,981
Valero Energy Corp.	674	30,573

		567,463

Total Common Stocks		$31,464,203

Short-Term Investment Fund — 0.5%
Dreyfus Government Cash Management, Institutional Shares, 0.29%¥Ω	148,637	$148,637

Total Long Positions (Cost $37,114,503)		$31,612,840

	Shares	Market Value
Securities Sold Short — (16.3%)
Common Stocks — (16.3%)
Financials — (4.4%)
Affiliated Managers Group, Inc.	(1,220)	$(72,151)
Aflac, Inc.	(255)	(8,731)
AGNC Investment Corp. REIT	(3,805)	(40,257)
Alliance Data Systems Corp.	(1,231)	(41,423)
Annaly Capital Management, Inc. REIT	(6,291)	(31,895)
Bank of Hawaii Corp.	(4,828)	(266,699)
BankUnited, Inc.	(164)	(3,067)
BOK Financial Corp.	(2,389)	(101,676)
Cullen/Frost Bankers, Inc.	(187)	(10,433)
Evercore, Inc. - Class A	(1,079)	(49,699)
FactSet Research Systems, Inc.	(239)	(62,303)
First American Financial Corp.	(552)	(23,410)
Invesco Ltd.	(1,104)	(10,024)
New York Community Bancorp, Inc.	(3,329)	(31,259)
People’s United Financial, Inc.	(13,705)	(151,440)
Prosperity Bancshares, Inc.	(1,163)	(56,115)
Reinsurance Group of America, Inc.	(358)	(30,122)
Travelers Cos., Inc. (The)	(579)	(57,524)
Truist Financial Corp.	(1,786)	(55,080)
Voya Financial, Inc.	(1,390)	(56,365)
WR Berkley Corp.	(403)	(21,025)

		(1,180,698)

Real Estate — (2.5%)
Brandywine Realty Trust REIT	(3,586)	(37,725)
Corporate Office Properties Trust REIT	(173)	(3,828)
Equity Residential REIT	(684)	(42,210)
Federal Realty Investment Trust REIT	(633)	(47,228)
Healthpeak Properties, Inc. REIT	(4,213)	(100,480)
Iron Mountain, Inc. REIT	(150)	(3,570)
Macerich Co. (The) REIT	(5,028)	(28,308)
Public Storage REIT	(53)	(10,526)
Service Properties Trust REIT	(5,383)	(29,068)
Simon Property Group, Inc. REIT	(1,369)	(75,103)
SL Green Realty Corp. REIT	(1,807)	(77,882)
Spirit Realty Capital, Inc. REIT	(2,810)	(73,482)
Two Harbors Investment Corp. REIT	(11,152)	(42,489)
Vornado Realty Trust REIT	(2,976)	(107,761)

		(679,660)

Materials — (2.3%)
Alcoa Corp.*	(3,113)	(19,176)
Ashland Global Holdings, Inc.	(2,415)	(120,919)
Crown Holdings, Inc.*	(2,551)	(148,060)
Eagle Materials, Inc.	(982)	(57,368)
International Paper Co.	(124)	(3,860)
LyondellBasell Industries N.V. - Class A	(1,217)	(60,400)
O-I Glass, Inc.	(22,519)	(160,110)
Packaging Corp. of America	(515)	(44,717)

		(614,610)

Information Technology — (2.0%)
Akamai Technologies, Inc.*	(1,191)	(108,965)
CommScope Holding Co., Inc.*	(12,259)	(111,679)
CoreLogic, Inc.	(187)	(5,711)
First Solar, Inc.*	(1,154)	(41,613)
NCR Corp.*	(2,467)	(43,666)
Nuance Communications, Inc.*	(603)	(10,118)
RealPage, Inc.*	(582)	(30,805)
Seagate Technology PLC	(2,593)	(126,538)
Smartsheet, Inc. - Class A*	(1,250)	(51,888)

3

Touchstone Dynamic Equity Fund (Unaudited) (Continued)

	Shares	Market Value
Common Stocks — (16.3%) (Continued)
Information Technology — (Continued)
Twilio, Inc. - Class A*	(37)	$(3,311)

		(534,294)

Utilities — (1.8%)
American Water Works Co., Inc.	(772)	(92,300)
Consolidated Edison, Inc.	(692)	(53,976)
Duke Energy Corp.	(529)	(42,785)
Essential Utilities, Inc.	(1,590)	(64,713)
National Fuel Gas Co.	(6,167)	(229,967)

		(483,741)

Industrials — (1.6%)
CH Robinson Worldwide, Inc.	(1,309)	(86,656)
Colfax Corp.*	(166)	(3,287)
Equifax, Inc.	(81)	(9,675)
Fortune Brands Home & Security, Inc.	(1,067)	(46,148)
Nielsen Holdings PLC	(10,353)	(129,827)
Snap-on, Inc.	(280)	(30,470)
Stericycle, Inc.*	(2,447)	(118,875)

		(424,938)

Consumer Discretionary — (1.2%)
BorgWarner, Inc.	(918)	(22,372)
H&R Block, Inc.	(6,374)	(89,746)
Hanesbrands, Inc.	(3,285)	(25,853)
Harley-Davidson, Inc.	(2,831)	(53,591)
L Brands, Inc.	(1,606)	(18,565)
Toll Brothers, Inc.	(764)	(14,707)
Under Armour, Inc. - Class C*	(1,061)	(8,552)
Whirlpool Corp.	(615)	(52,767)
Yum! Brands, Inc.	(461)	(31,592)

		(317,745)

Communication Services — (0.3%)
AMC Networks, Inc. - Class A*	(754)	(18,330)
Discovery, Inc. - Class A*	(1,465)	(28,480)
DISH Network Corp. - Class A*	(1,167)	(23,328)
TripAdvisor, Inc.	(1,429)	(24,850)

		(94,988)

Health Care — (0.1%)
ABIOMED, Inc.*	(61)	(8,855)
DaVita, Inc.*	(53)	(4,031)
Envista Holdings Corp.*	(625)	(9,338)
Quest Diagnostics, Inc.	(134)	(10,760)

		(32,984)

Energy — (0.1%)
Continental Resources, Inc.	(364)	(2,781)
TechnipFMC PLC (United Kingdom)	(2,753)	(18,555)

		(21,336)

Consumer Staples — 0.0%
Pilgrim’s Pride Corp.*	(872)	(15,801)

Total Common Stocks		$(4,400,795)

Total Securities Sold Short (Proceeds $6,557,471)		$(4,400,795)

	Number of Contracts	Notional Amount
Written Call Options — (6.2%)
S&P 100 Index April 2020 Strike Price $1,120	(65)	$831,912,835	(639,600)

	Number of Contracts	Notional Amount	Market Value
S&P 500 Index April 2020 Strike Price $2,200	(9)	$250,710,399	$(358,110)
S&P 500 Index April 2020 Strike Price $2,385	(7)	167,140,266	(168,910)
S&P 500 Index April 2020 Strike Price $2,570	(6)	167,140,266	(74,280)
S&P 500 Index April 2020 Strike Price $2,580	(6)	167,140,266	(53,598)
S&P 500 Index April 2020 Strike Price $2,600	(38)	1,058,555,018	(383,800)
S&P 500 Index April 2020 Strike Price $2,925	(6)	167,140,266	(120)

			$(1,678,418)

Written Put Options — (0.1%)
S&P 500 Index April 2020 Strike Price $2,200	(9)	250,710,399	(22,320)

Total Written Options (Premiums received $1,076,665)			$(1,700,738)

Total —94.8%			$25,511,307

Other Assets in Excess of Liabilities — 5.2%			1,409,801

Net Assets — 100.0%			$26,921,108

*	Non-income producing security.
††

All or a portion of these securities are pledged as collateral for securities sold short and written options. The total value of the securities pledged as collateral as of March 31, 2020 was $31,427,165.

¥	Open-End Fund.
Ω	Represents the 7-day SEC yield as of March 31, 2020.

Portfolio Abbreviations:

PLC - Public Limited Company

REIT - Real Estate Investment Trust

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

Valuation inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Assets:
Long Positions
Common Stocks	$31,464,203	$—	$—	$31,464,203
Short-Term Investment Fund	148,637	—	—	148,637
Total Assets	$31,612,840	$—	$—	$31,612,840

Liabilities:
Securities Sold Short
Common Stocks	$(4,400,795)	$—	$—	$(4,400,795)
Other Financial Instruments
Written Options
Equity Contracts	(1,700,738)	—	—	(1,700,738)

Total Liabilities	$(6,101,533)	$—	$—	$(6,101,533)

Total	$25,511,307	$—	$—	$25,511,307

See accompanying Notes to Portfolios of Investments.

4

Portfolio of Investments

Touchstone Dynamic Diversified Income Fund – March 31, 2020 (Unaudited)

	Shares	Market Value
Affiliated Mutual Funds^¥ — 66.9%
Fixed Income Funds — 57.9%
Touchstone Credit Opportunities II Fund	878,874	$7,479,217
Touchstone Flexible Income Fund	639,250	6,437,243
Touchstone High Yield Fund	596,027	4,350,996
Touchstone Impact Bond Fund	1,210,305	12,635,588

		30,903,044

Equity Funds — 9.0%
Touchstone Value Fund	714,791	4,824,840

Total Affiliated Mutual Funds		$35,727,884

Exchange-Traded Funds — 27.8%
iShares International Select Dividend ETF	77,220	1,745,172
iShares MSCI EAFE Value ETF†	52,920	1,888,715
VanEck Vectors J.P. Morgan EM Local Currency Bond ETF	77,505	2,206,567
Vanguard Emerging Markets Government Bond ETF	15,820	1,113,728
Vanguard Global ex-U.S. Real Estate ETF	38,010	1,631,009
Vanguard High Dividend Yield ETF	49,030	3,468,872
Vanguard REIT ETF	23,250	1,624,012
WisdomTree Emerging Markets High Dividend ETF	35,655	1,149,874

Total Exchange-Traded Funds		$14,827,949

Exchange-Traded Notes — 4.7%
JPMorgan Alerian MLP Index ETN†	279,330	$2,522,350

Short-Term Investment Funds — 5.6%
Dreyfus Government Cash Management, Institutional Shares, 0.29%¥Ω	571,983	571,983
Invesco Government & Agency Portfolio, Institutional Class, 0.43%**¥Ω	2,402,906	2,402,906

Total Short-Term Investment Funds		$2,974,889

Total Investment Securities —105.0% (Cost $68,676,217)		$56,053,072
Liabilities in Excess of Other Assets — (5.0%)		(2,665,856)

Net Assets — 100.0%		$53,387,216

**	Represents collateral for securities loaned.
^	All affiliated funds are invested in the Institutional Class, unless otherwise indicated. The financial statements of the underlying funds can be found on the SEC website.
†	All or a portion of the security is on loan. The total market value of the securities on loan as of March 31, 2020 was $2,363,562.
¥	Open-End Fund.
Ω	Represents the 7-day SEC yield as of March 31, 2020.

Portfolio Abbreviations:

ETF - Exchange-Traded Fund

ETN - Exchange-Traded Notes

MLP - Master Limited Partnership

REIT - Real Estate Investment Trust

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

Valuation inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Affiliated Mutual Funds	$35,727,884	$—	$—	$35,727,884
Exchange-Traded Funds	14,827,949	—	—	14,827,949
Exchange-Traded Notes	2,522,350	—	—	2,522,350
Short-Term Investment Funds	2,974,889	—	—	2,974,889

Total	$56,053,072	$—	$—	$56,053,072

See accompanying Notes to Portfolios of Investments.

5

Portfolio of Investments

Touchstone Dynamic Global Allocation Fund – March 31, 2020 (Unaudited)

	Shares	Market Value
Affiliated Mutual Funds^¥ — 77.0%
Equity Funds — 52.1%
Touchstone Anti-Benchmark® International Core Equity Fund	1,096,433	$9,747,287
Touchstone Growth Opportunities Fund	119,928	3,547,476
Touchstone International Growth Opportunities Fund	236,655	4,335,515
Touchstone International Small Cap Fund	131,286	1,349,623
Touchstone Mid Cap Fund	64,693	2,018,424
Touchstone Sands Capital Emerging Markets Growth Fund	118,982	1,359,966
Touchstone Sands Capital Institutional Growth Fund	147,200	2,976,386
Touchstone Small Cap Value Fund	155,446	2,676,774
Touchstone Value Fund	1,297,201	8,756,105

		36,767,556

Fixed Income Funds — 24.9%
Touchstone Credit Opportunities II Fund	281,638	2,396,739
Touchstone Impact Bond Fund	1,095,221	11,434,108
Touchstone Ultra Short Duration Fixed Income Fund	410,736	3,692,518

		17,523,365

Total Affiliated Mutual Funds		$54,290,921

Exchange-Traded Funds — 22.1%
iShares Core MSCI Emerging Markets ETF	54,500	2,205,615
iShares International Treasury Bond ETF	68,555	3,380,447
iShares MSCI EAFE Value ETF†	107,220	3,826,682
VanEck Vectors J.P. Morgan EM Local Currency Bond ETF	49,390	1,406,133
Vanguard Emerging Markets Government Bond ETF	20,070	1,412,928
Vanguard Total International Bond ETF	60,315	3,393,322

Total Exchange-Traded Funds		$15,625,127

Short-Term Investment Funds — 6.3%
Dreyfus Government Cash Management, Institutional Shares, 0.29%Ω	705,370	705,370
Invesco Government & Agency Portfolio, Institutional Class, 0.43%**¥Ω	3,714,800	3,714,800

Total Short-Term Investment Funds		$4,420,170

Total Investment Securities — 105.4% (Cost $86,974,870)		$74,336,218
Liabilities in Excess of Other Assets — (5.4%)		(3,800,341)

Net Assets — 100.0%		$70,535,877

**	Represents collateral for securities loaned.
^	All affiliated funds are invested in the Institutional Class, unless otherwise indicated. The financial statements of the underlying funds can be found on the SEC website.
†	All or a portion of the security is on loan. The total market value of the securities on loan as of March 31, 2020 was $3,583,276.
¥	Open-End Fund.
Ω	Represents the 7-day SEC yield as of March 31, 2020.

Portfolio Abbreviations:

ETF - Exchange-Traded Fund

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

Valuation inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Affiliated Mutual Funds	$54,290,921	$—	$—	$54,290,921
Exchange-Traded Funds	15,625,127	—	—	15,625,127
Short-Term Investment Funds	4,420,170	—	—	4,420,170

Total	$74,336,218	$—	$—	$74,336,218

See accompanying Notes to Portfolios of Investments.

6

Notes to Portfolios of Investments

March 31, 2020 (Unaudited)

Security valuation and fair value measurements — U.S. generally accepted accounting principles (“U.S. GAAP”) defines fair value as the price the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. All investments in securities are recorded at their fair value. The Funds define the term “market value”, as used throughout this report, as the estimated fair value. The Funds use various methods to measure fair value of their portfolio securities on a recurring basis. U.S. GAAP fair value measurement standards require disclosure of a hierarchy that prioritizes inputs to valuation methods. These inputs are summarized in the three broad levels listed below:

• Level 1 –	quoted prices in active markets for identical securities

• Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 –	significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The aggregate value by input level, as of March 31, 2020, for each Fund’s investments, is included in each Fund’s Portfolio of Investments, which also includes a breakdown of the Funds’ investments by sector allocation. The Funds did not hold or transfer any Level 3 categorized securities during the period ended March 31, 2020.

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

The Funds’ portfolio securities are valued as of the close of the regular session of trading on the New York Stock Exchange (“NYSE”) (currently 4:00 p.m., Eastern Time or at the time as of which the NYSE establishes official closing prices). Portfolio securities traded on stock exchanges are valued at the last reported sale price, official close price, or last bid price if no sales are reported. Portfolio securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”) or from the primary exchange on which the security trades. To the extent these securities are actively traded, they are categorized in Level 1 of the fair value hierarchy. Options are valued at the last quoted sales price. If there is no such reported sale on the valuation date, long option positions are valued at the most recent bid price, and short option positions are valued at the most recent ask price on the valuation date and are categorized in Level 1. Shares of mutual funds in which the Funds invest are valued at their respective net asset value (“NAV”) as reported by the underlying funds (the “Underlying Funds”) and are categorized in Level 1.

Securities mainly traded on a non-U.S. exchange or denominated in foreign currencies are generally valued according to the preceding closing values on that exchange, translated to U.S. dollars using currency exchange rates as of the close of regular trading on the NYSE, and are generally categorized in Level 1. However, if an event that may change the value of a security occurs after the time that the closing value on the non-U.S. exchange was determined, but before the close of regular trading on the NYSE, the security may be priced based on fair value and is generally categorized in Level 2. This may cause the value of the security, if held on the books of a Fund, to be different from the closing value on the non-U.S. exchange and may affect the calculation of that Fund’s NAV. The Funds may use fair value pricing under the following circumstances, among others:

•	If the value of a security has been materially affected by events occurring before the Funds’ pricing time but after the close of the primary markets on which the security is traded.

•

If the exchange on which a portfolio security is principally traded closes early or if trading in a particular portfolio security was halted during the day and did not resume prior to the Funds’ NAV calculation.

•	If a security is so thinly traded that reliable market quotations are unavailable due to infrequent trading.

•	If the validity of market quotations is not reliable.

Securities held by the Funds that do not have readily available market quotations, significant observable inputs, or securities for which the available market quotations are not reliable, are priced at their estimated fair value using procedures approved by the Funds’ Board of Trustees and are generally categorized in Level 3.

Each Fund is an investment company that follows the accounting and reporting guidance of Accounting Standards Codification Topic 946 applicable to investment companies.

Security transactions — Security transactions are reflected for financial reporting purposes as of the trade date.

7